FAIR VALUE - Fair value hierarchy (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
FAIR VALUE
Financial assets at fair value through FVTPL	$ 488,781	$ 685,662	$ 1,513,331
Recurring fair value measurements | Level 2
FAIR VALUE
Fair value of assets and liabilities	92,193,457	126,529,342
Recurring fair value measurements | Level 3
FAIR VALUE
Fair value of assets and liabilities	13,509,713	15,163,503
Recurring fair value measurements | Convertible debentures | Level 3
FAIR VALUE
Financial liabilities at fair value through FVTPL	13,020,932	14,477,841
Recurring fair value measurements | Equity investment | Level 3
FAIR VALUE
Financial assets at fair value through FVTPL	488,781	685,662
Recurring fair value measurements | Cryptocurrencies | Level 2
FAIR VALUE
Non financial assets at fair value through other comprehensive income	$ 92,193,457	$ 126,529,342